10. CAPITAL STOCK (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2014
Capital Stock Details Narrative
Issued warrants to the placement agent	93,000
Warrants exercisable	$ 0.50
Warrants exercisable period	3 years
Unvested shares	1,068,250
Issued common stock to private investment, shares	3,198,414
Issued common stock to private investment, value	$ 378,223